Financial Risk Management and Fair Values of Financial Instruments - Schedule of Maturity Profile of the Group's Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 76,248	$ 31,471
Trade payables, carrying amount	76,248	31,471
Other payables and accruals	41,620	42,267
Other payables and accruals, carrying amount	41,620	42,267
Amounts due to a related party	11,337	8,747
Amounts due to a related party, carrying amount	11,337	8,747
Borrowings and derivative liabilities	815,184	512,750
Borrowings and derivative liabilities, carrying amount	798,112	905,262
Borrowings from a related party	172,917
Borrowings from a related party, carrying amount	172,917
Lease liabilities	115,100	100,260
Lease liabilities, carrying amount	92,642	78,133
Total financial liabilities	1,232,406	695,495
Total financial liabilities, carrying amount	1,192,876	1,065,880
Within 1 year or on- demand [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	76,248	31,471
Other payables and accruals	39,219	40,617
Amounts due to a related party	11,337	8,747
Borrowings and derivative liabilities	32,012	15,000
Borrowings from a related party	90,000
Lease liabilities	11,922	8,655
Total financial liabilities	260,738	104,490
More than 1 year but less than 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables
Other payables and accruals	119	112
Amounts due to a related party
Borrowings and derivative liabilities	26
Borrowings from a related party	82,917
Lease liabilities	11,931	8,807
Total financial liabilities	94,993	8,919
More than 2 years but less than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables
Other payables and accruals	56	53
Amounts due to a related party
Borrowings and derivative liabilities	407,747	497,750
Borrowings from a related party
Lease liabilities	35,214	27,105
Total financial liabilities	443,017	524,908
More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables
Other payables and accruals	2,226	1,485
Amounts due to a related party
Borrowings and derivative liabilities	375,399
Borrowings from a related party
Lease liabilities	56,033	55,693
Total financial liabilities	$ 433,658	$ 57,178